Cover Page	Jul. 21, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 21, 2022
Entity Registrant Name	HEALTHCARE TRUST OF AMERICA, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35568
Entity Tax Identification Number	20-4738467
Entity Address, Address Line One	16435 N. Scottsdale Road, Suite 320
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
City Area Code	(480)
Local Phone Number	998-3478
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	HR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001360604
Amendment Flag	false
Healthcare Realty Holdings, L.P.
Entity Information [Line Items]
Document Period End Date	Jul. 21, 2022
Entity Registrant Name	Healthcare Realty Holdings, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-190916
Entity Tax Identification Number	20-4738467
Entity Emerging Growth Company	false
Entity Central Index Key	0001495491
Amendment Flag	false